Putnam Investments

100 Federal Street

Boston, MA 02110

May 23, 2022

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0 25

100 F Street, N.E.

Washington, D.C. 20549

RE:	Putnam ETF Trust (File. Nos. (333-253222) (811-23643) (the “Trust”)
Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940. This Amendment is being filed under paragraph (a)(2) of Rule 485 to for the purpose of adding new series to the Trust.

No fee is required in connection with this filing. Comments may be directed to me, at Putnam Investments, Inc., 100 Federal Street, Boston, MA 02110, telephone (617) 760-2577, or to Stephanie Capistron, of Dechert, LLP, One International Place, Boston, MA 02110 (617) 728-7127.

Although this Amendment also includes updated information regarding the Trust, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof.

Any comments or questions on this filing should be directed to Jeffrey Jensen at 1-800-225-2465, Ext. 11060.

Very truly yours,

Venice Monagan

Senior Counsel

cc:	Stephanie Capistron, Esq., Dechert LLP
Jon Rand, Esq., Dechert LLP
Peter T. Fariel, Esq., Putnam Investments